---------------------------------
                                               OMB Number:             3235-0006
                                               Expires:        December 31, 2006
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                -------------------

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one):  [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Leuthold Weeden Capital Management, LLC
Address:  100 North Sixth Street
          Suite 412A
          Minneapolis, MN  55403

Form 13F File Number:  028-10174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Roger Peters
Title:  Chief Compliance Officer
Phone:  (612) 332-9141


Signature, Place, and Date of Signing:

/s/ Roger Peters                  Minneapolis, MN              February 10, 2006
--------------------------------------------------------------------------------
Roger Peters                        City, State                       Date


Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                           0
                                                    ---------------

Form 13F Information Table Entry Total:                    110
                                                    ---------------

Form 13F Information Table Value Total:               1,016,045
                                                    ---------------
                                                      (thousands)


List of Other Included Managers:    NONE

Page 1 of 6                                                                                                                 12/31/05


                                                     FORM 13F INFORMATION TABLE
                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories      COMMON     002824100        9,300   235,853 SH       SOLE                                235,853
------------------------------------------------------------------------------------------------------------------------------------
Activision Inc           COMMON     004930202       12,722   925,921 SH       SOLE                                925,921
------------------------------------------------------------------------------------------------------------------------------------
ADR Companhia Vale Do
Rio Doce ADS              ADR       204412209        4,756   115,599 SH       SOLE                                115,599
------------------------------------------------------------------------------------------------------------------------------------
AirTran Holdings Inc.    COMMON     00949P108        4,281   267,077 SH       SOLE                                267,077
------------------------------------------------------------------------------------------------------------------------------------
Alaska Air Group         COMMON     011659109        8,039   225,058 SH       SOLE                                225,058
------------------------------------------------------------------------------------------------------------------------------------
Alcan Inc                COMMON     013716105        6,499   158,705 SH       SOLE                                158,705
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc                COMMON     013817101       14,243   481,659 SH       SOLE                                481,659
------------------------------------------------------------------------------------------------------------------------------------
Alkermes Inc             COMMON     01642T108        4,545   237,694 SH       SOLE                                237,694
------------------------------------------------------------------------------------------------------------------------------------
Allscripts Healthcare
Solutions                COMMON     01988P108        3,529   263,380 SH       SOLE                                263,380
------------------------------------------------------------------------------------------------------------------------------------
American Pharmaceutical
Part                     COMMON     02886P109        4,016   103,542 SH       SOLE                                103,542
------------------------------------------------------------------------------------------------------------------------------------
Amgen                    COMMON     031162100        7,090    89,906 SH       SOLE                                 89,906
------------------------------------------------------------------------------------------------------------------------------------
AMR Corp                 COMMON     001765106       37,473 1,685,681 SH       SOLE                              1,685,681
------------------------------------------------------------------------------------------------------------------------------------
Ansys Incorporated       COMMON     03662Q105        3,532    82,737 SH       SOLE                                 82,737
------------------------------------------------------------------------------------------------------------------------------------
Applera Applied
Biosystems Grp           COMMON     038020103        4,576   172,280 SH       SOLE                                172,280
------------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC           ADR       046353108       14,343   295,131 SH       SOLE                                295,131
------------------------------------------------------------------------------------------------------------------------------------
Autodesk Inc             COMMON     052769106        7,475   174,117 SH       SOLE                                174,117
------------------------------------------------------------------------------------------------------------------------------------
Barr Laboratories        COMMON     068306109       11,421   183,354 SH       SOLE                                183,354
------------------------------------------------------------------------------------------------------------------------------------
BHP Billiton ADR          ADR       088606108       38,752 1,159,547 SH       SOLE                              1,159,547
------------------------------------------------------------------------------------------------------------------------------------
Biogen Idec Inc          COMMON     09062X103        4,596   101,491 SH       SOLE                                101,491
------------------------------------------------------------------------------------------------------------------------------------
Bristol-Myer Squibb      COMMON     110122108        5,568   242,308 SH       SOLE                                242,308
------------------------------------------------------------------------------------------------------------------------------------
Brown-Forman Cl B        CLASS B    115637209        2,978    42,963 SH       SOLE                                 42,963
------------------------------------------------------------------------------------------------------------------------------------

Page 2 of 6                                                                                                                 12/31/05


                                                     FORM 13F INFORMATION TABLE
                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern
Santa Fe                 COMMON     12189T104       14,519   205,018 SH       SOLE                                205,018
------------------------------------------------------------------------------------------------------------------------------------
Burlington Resources     COMMON     122014103        8,277    96,025 SH       SOLE                                 96,025
------------------------------------------------------------------------------------------------------------------------------------
Canadian Natl Railway    COMMON     136375102       12,612   157,664 SH       SOLE                                157,664
------------------------------------------------------------------------------------------------------------------------------------
Canadian Pacific Railway
Ltd                      COMMON     13645T100        8,680   206,919 SH       SOLE                                206,919
------------------------------------------------------------------------------------------------------------------------------------
Caremark RX              COMMON     141705103        6,647   128,344 SH       SOLE                                128,344
------------------------------------------------------------------------------------------------------------------------------------
Celgene Corp             COMMON     151020104        7,764   119,812 SH       SOLE                                119,812
------------------------------------------------------------------------------------------------------------------------------------
Central European Equity
Fund                     COMMON     153436100          897    21,133 SH       SOLE                                 21,133
------------------------------------------------------------------------------------------------------------------------------------
Cerner Corp.             COMMON     156782104       27,258   299,832 SH       SOLE                                299,832
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp   COMMON     165167107       13,469   424,501 SH       SOLE                                424,501
------------------------------------------------------------------------------------------------------------------------------------
China Fund               COMMON     169373107          370    15,976 SH       SOLE                                 15,976
------------------------------------------------------------------------------------------------------------------------------------
Citrix Systems           COMMON     177376100        4,184   145,617 SH       SOLE                                145,617
------------------------------------------------------------------------------------------------------------------------------------
Compuware Corp           COMMON     205638109        4,426   493,472 SH       SOLE                                493,472
------------------------------------------------------------------------------------------------------------------------------------
Continental Airlines     COMMON     210795308       11,313   531,126 SH       SOLE                                531,126
------------------------------------------------------------------------------------------------------------------------------------
CSX Corp                 COMMON     126408103        9,513   187,383 SH       SOLE                                187,383
------------------------------------------------------------------------------------------------------------------------------------
Davita Inc               COMMON     23918K108        7,491   147,917 SH       SOLE                                147,917
------------------------------------------------------------------------------------------------------------------------------------
EMC Corp/Mass            COMMON     268648102        8,147   598,176 SH       SOLE                                598,176
------------------------------------------------------------------------------------------------------------------------------------
Encana Corp              COMMON     292505104        4,912   108,779 SH       SOLE                                108,779
------------------------------------------------------------------------------------------------------------------------------------
Genentech Inc            COMMON     368710406       10,989   118,804 SH       SOLE                                118,804
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp - Genl
Division                 COMMON     372917104        4,794    67,736 SH       SOLE                                 67,736
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc      COMMON     375558103        4,022    76,513 SH       SOLE                                 76,513
------------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADS   ADR       37733W105        7,053   139,719 SH       SOLE                                139,719
------------------------------------------------------------------------------------------------------------------------------------

Page 3 of 6                                                                                                                 12/31/05


                                                     FORM 13F INFORMATION TABLE
                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Greater China Fund       COMMON     39167B102        1,016    77,932 SH       SOLE                                 77,932
------------------------------------------------------------------------------------------------------------------------------------
Healthways Inc           COMMON     422245100       13,399   296,101 SH       SOLE                                296,101
------------------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp  COMMON     44914M104        4,426   123,550 SH       SOLE                                123,550
------------------------------------------------------------------------------------------------------------------------------------
Imation Corp             COMMON     45245A107        3,282    71,236 SH       SOLE                                 71,236
------------------------------------------------------------------------------------------------------------------------------------
IMS Health               COMMON     449934108        6,263   251,317 SH       SOLE                                251,317
------------------------------------------------------------------------------------------------------------------------------------
Inco Ltd                 COMMON     453258402       17,225   395,331 SH       SOLE                                395,331
------------------------------------------------------------------------------------------------------------------------------------
Inco Ltd.                COMMON     453258402       24,633   565,361 SH       SOLE                                565,361
------------------------------------------------------------------------------------------------------------------------------------
IShares MSCI Brazil      MSCI BRAZIL464286400        6,635   198,834 SH       SOLE                                198,834
------------------------------------------------------------------------------------------------------------------------------------
IShares MSCI Emerging
Markets                  MSCI EMER  464287234       11,733   132,955 SH       SOLE                                132,955
------------------------------------------------------------------------------------------------------------------------------------
IShares MSCI Malaysia    MSCI MALAY 464286830        3,331   488,387 SH       SOLE                                488,387
------------------------------------------------------------------------------------------------------------------------------------
IShares MSCI South
Africa                   MSCI S AFR 464286780        3,973    40,441 SH       SOLE                                 40,441
------------------------------------------------------------------------------------------------------------------------------------
Ishares MSCI South Korea MSCI S KOR 464286772        7,314   163,436 SH       SOLE                                163,436
------------------------------------------------------------------------------------------------------------------------------------
Ishares MSCI Taiwan
Index Fund               MSCI TAIW  464286731        4,139   331,636 SH       SOLE                                331,636
------------------------------------------------------------------------------------------------------------------------------------
iShares S&P Latin Amer
40                       COMMON     464287390        5,746    46,770 SH       SOLE                                 46,770
------------------------------------------------------------------------------------------------------------------------------------
Ishr China 25 Fund       COMMON     464287184          957    15,528 SH       SOLE                                 15,528
------------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern     COMMON     485170302        4,310   176,417 SH       SOLE                                176,417
------------------------------------------------------------------------------------------------------------------------------------
Komag Inc                COMMON     500453204        3,715   107,186 SH       SOLE                                107,186
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp Amer
Hldgs New                COMMON     50540R409       12,814   237,960 SH       SOLE                                237,960
------------------------------------------------------------------------------------------------------------------------------------
Lawson Software Inc      COMMON     520780107        2,972   404,401 SH       SOLE                                404,401
------------------------------------------------------------------------------------------------------------------------------------
Lilly (Eli)& Co          COMMON     532457108        9,172   162,082 SH       SOLE                                162,082
------------------------------------------------------------------------------------------------------------------------------------
Lincare Holdings Inc     COMMON     532791100        4,670   111,419 SH       SOLE                                111,419
------------------------------------------------------------------------------------------------------------------------------------

Page 4 of 6                                                                                                                 12/31/05


                                                     FORM 13F INFORMATION TABLE
                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp  COMMON     56501R106       18,529   315,115 SH       SOLE                                315,115
------------------------------------------------------------------------------------------------------------------------------------
McKesson Corp            COMMON     58155Q103        8,485   164,474 SH       SOLE                                164,474
------------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc            COMMON     584699102        3,996   114,098 SH       SOLE                                114,098
------------------------------------------------------------------------------------------------------------------------------------
Mentor Graphics Corp     COMMON     587200106        3,882   375,405 SH       SOLE                                375,405
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.        COMMON     589331107        6,683   210,082 SH       SOLE                                210,082
------------------------------------------------------------------------------------------------------------------------------------
Mesa Air Group Inc       COMMON     590479101        1,986   189,823 SH       SOLE                                189,823
------------------------------------------------------------------------------------------------------------------------------------
Metlife Inc              COMMON     59156R108       22,214   453,357 SH       SOLE                                453,357
------------------------------------------------------------------------------------------------------------------------------------
Midway Games Inc         COMMON     598148104        4,140   218,231 SH       SOLE                                218,231
------------------------------------------------------------------------------------------------------------------------------------
M-Systems Flash Disk     COMMON     M7061C100       10,663   321,958 SH       SOLE                                321,958
------------------------------------------------------------------------------------------------------------------------------------
Mylan Labs               COMMON     628530107       11,355   568,909 SH       SOLE                                568,909
------------------------------------------------------------------------------------------------------------------------------------
Nasdaq - 100 Trust Ser 1 COMMON     631100104        1,878    46,478 SH       SOLE                                 46,478
------------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences
Inc                      COMMON     64125C109        4,253    67,806 SH       SOLE                                 67,806
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp    COMMON     655844108       11,516   256,888 SH       SOLE                                256,888
------------------------------------------------------------------------------------------------------------------------------------
Novartis AG-ADR           ADR       66987V109        7,406   141,127 SH       SOLE                                141,127
------------------------------------------------------------------------------------------------------------------------------------
Pan American Silver C    COMMON     697900108        2,541   134,955 SH       SOLE                                134,955
------------------------------------------------------------------------------------------------------------------------------------
PDL BioPharma Inc.       COMMON     69329y104        4,070   143,197 SH       SOLE                                143,197
------------------------------------------------------------------------------------------------------------------------------------
Pediatrix Medical Group
Inc                      COMMON     705324101       11,372   128,396 SH       SOLE                                128,396
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc               COMMON     717081103        6,438   276,071 SH       SOLE                                276,071
------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge             COMMON     717265102       26,592   184,831 SH       SOLE                                184,831
------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp        COMMON     717265102       26,327   182,995 SH       SOLE                                182,995
------------------------------------------------------------------------------------------------------------------------------------
Prudential Financial Inc COMMON     744320102       36,948   504,820 SH       SOLE                                504,820
------------------------------------------------------------------------------------------------------------------------------------

Page 5 of 6                                                                                                                 12/31/05


                                                     FORM 13F INFORMATION TABLE
                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
QLogic Corp              COMMON     747277101        4,588   141,131 SH       SOLE                                141,131
------------------------------------------------------------------------------------------------------------------------------------
Quality Systems Inc      COMMON     747582104        5,901    76,882 SH       SOLE                                 76,882
------------------------------------------------------------------------------------------------------------------------------------
Rio Tinto                 ADR       767204100       31,266   171,048 SH       SOLE                                171,048
------------------------------------------------------------------------------------------------------------------------------------
Rio Tinto Plc             ADR       767204100       12,041    65,873 SH       SOLE                                 65,873
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Depos Receipt    COMMON     78462F103        1,930    15,497 SH       SOLE                                 15,497
------------------------------------------------------------------------------------------------------------------------------------
Sandisk Corp             COMMON     80004C101       28,884   459,785 SH       SOLE                                459,785
------------------------------------------------------------------------------------------------------------------------------------
SAP AG-ADR                ADR       803054204        6,699   148,630 SH       SOLE                                148,630
------------------------------------------------------------------------------------------------------------------------------------
Seagate Technology       COMMON     G7945J104        4,213   210,774 SH       SOLE                                210,774
------------------------------------------------------------------------------------------------------------------------------------
SkyWest Inc              COMMON     830879102        6,763   251,776 SH       SOLE                                251,776
------------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corp     COMMON     84265V105       11,868   177,181 SH       SOLE                                177,181
------------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corp     COMMON     84265V105        8,136   121,464 SH       SOLE                                121,464
------------------------------------------------------------------------------------------------------------------------------------
Southwestern Energy      COMMON     845467109       10,993   305,872 SH       SOLE                                305,872
------------------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive
Software                 COMMON     874054109        7,868   444,492 SH       SOLE                                444,492
------------------------------------------------------------------------------------------------------------------------------------
Techne Corp              COMMON     878377100        3,915    69,812 SH       SOLE                                 69,812
------------------------------------------------------------------------------------------------------------------------------------
Templeton Russia Fund
inc.                     COMMON     88022f105          884    16,195 SH       SOLE                                 16,195
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical -SP
ADR                       ADR       881624209       19,169   445,684 SH       SOLE                                445,684
------------------------------------------------------------------------------------------------------------------------------------
THQ Incorporated         COMMON     872443403        8,505   356,602 SH       SOLE                                356,602
------------------------------------------------------------------------------------------------------------------------------------
Tibco Software Inc       COMMON     88632Q103        3,932   526,405 SH       SOLE                                526,405
------------------------------------------------------------------------------------------------------------------------------------
Titanium Metals Corp     COMMON     888339207       10,020   158,399 SH       SOLE                                158,399
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp       COMMON     907818108        9,106   113,103 SH       SOLE                                113,103
------------------------------------------------------------------------------------------------------------------------------------
United Therapeutics Corp COMMON     91307C102        3,932    56,888 SH       SOLE                                 56,888
------------------------------------------------------------------------------------------------------------------------------------

Page 6 of 6                                                                                                                 12/31/05


                                                     FORM 13F INFORMATION TABLE
                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

US Airways Group Inc     COMMON     90341W108        6,003   161,632 SH       SOLE                                161,632
------------------------------------------------------------------------------------------------------------------------------------
Western Digital          COMMON     958102105       11,612   623,974 SH       SOLE                                623,974
------------------------------------------------------------------------------------------------------------------------------------
Western Silver Corp      COMMON     959531104        3,373   299,514 SH       SOLE                                299,514
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                    COMMON     983024100        7,316   158,812 SH       SOLE                                158,812
------------------------------------------------------------------------------------------------------------------------------------
XTO Corp                 COMMON     98385X106       17,058   388,201 SH       SOLE                                388,201
------------------------------------------------------------------------------------------------------------------------------------
            TOTAL                                1,016,045
------------------------------------------------------------------------------------------------------------------------------------